Commitments and contingencies - Schedule of pledges (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments And Contingencies [Abstract]
Pledges on bank accounts	€ 105,758	€ 164,546
GUARANTEES AND PLEDGES	€ 105,758	€ 164,546